ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative) (USD $)		0 Months Ended
	Sep. 01, 2011	May 24, 2011 Arttor Gold	Jul. 22, 2011 Continental Resources Group	Aug. 30, 2011 Relief Canyon Mine	May 17, 2012 Pershing Royalty Company
Percentage of ownership of Capital Hoedown sold	66.67%
Proceeds from sale of Capital Hoedown	$ 500,000
Common Stock Issued for purchase of assets or interest		13,000,000	76,095,214
Series B Convertible Preferred Stock Issued for purchase of assets or interest		8,000,000
Membership Interest Acquired		100.00%	29.65%
Warrants Issued for purchase of assets or interest			41,566,999
Stock Options issued for purchase of assets or interest			2,248,000
Description of asset purchase agreement with Continental Resources			Closed on the purchase of substantially all of the assets of Continental in consideration for (i) shares of the Company's common stock which was equal to eight shares for every 10 shares of Continental's common stock outstanding; (ii) the assumption of the outstanding warrants to purchase shares of Continental's common stock and (iii) the assumption of Continental's 2010 Equity Incentive Plan and all options granted and issued thereunder
Percentage of outstanding common stock acquired			67.00%
Cash paid for acquisition				12,000,000
Senior Secured Convertible Promissory Notes issued for acquisition				$ 8,000,000
Net Smelter Return Royalty Percentage				2.00%	1.00%